Subsequent Events	9 Months Ended
Sep. 30, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
18.	SUBSEQUENT EVENTS

On July 18, 2025, the People’s Court of Songjiang District, Shanghai, issued a judgment to revoke, within the amount of the creditor’s rights confirmed in the civil mediation agreement in favor of the plaintiff, the equity transfer of SunCar Online by the defendant, Zhejiang Shengling Automotive Service Co., Ltd. (also known as Shengda Group), to Shanghai Feiyou, and ordered the restoration of the equity ownership. Shanghai Feiyou subsequently filed an appeal against the judgment.

On October 31, 2025, the People’s Court upheld the original judgement. Considering the amount of the plaintiff’s claim against Shengda Group, Shanghai Feiyou’s equity interest in SunCar Online was probably reduced from 55.34% to 48.69%. According to concerted action arrangements between Shanghai Feiyou and other shareholders, which still collectively hold an aggregate equity interest of 51.74% in SunCar Online, the Group believes that the outcome of this dispute will not affect Shanghai Feiyou’s effective control over SunCar Online, and is not expected to have a material impact on the consolidated financial statements.

On October 31, 2025, GEM presented a winding-up petition (the “Petition”) to the Grand Court of the Cayman Islands, requesting for the liquidation and winding up of SunCar, in connection with a non-payment under an Award issued at the end of April 2025 as described under Note 8. On December 16, 2025, the GEM and SunCar agreed to the terms of a Consent Order for the adjournment of the Petition (the “Consent Order”). The Consent Order provides for the total payment of $3.1 million by SunCar to GEM in two equal instalments on December 31, 2025 and January 31, 2026. The Cayman Court approved the adjournment of the Petition based on the Consent Order.

The Company has evaluated the impact of events that have occurred subsequent to September 30, 2025, through the issuance date, December 22, 2025, of the consolidated financial statements, the Company did not identify any other subsequent events occurred that would require recognition in the consolidated financial statements or disclosure in the notes to the consolidated financial statements.